Transactions with Related Parties (OceanPal) (Narrative) (Details)			6 Months Ended		12 Months Ended
	Feb. 01, 2023 USD ($) $ / shares shares	Jan. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) Item $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jan. 23, 2023 USD ($)
Related Party Transaction [Line Items]
Gain on spin-off of OceanPal Inc.			$ 844,000	$ 0
Equity securities value			7,744,000		$ 7,744,000
Dividend income			0	100,000
Due to related parties, current			195,000		136,000
Purchase price of vessel acquired		$ 23,955,000
Payments to acquire vessels					24,123,000
Cash and cash equivalents			123,117,000	112,842,000	76,428,000
Equity Securities Fv-Ni Realized Gain			761,000	0
Vessels			1,134,915,000		1,141,128,000
Purchase price of vessel	$ 14,000,000					$ 15,080,000
Cash proceeds from sale of vessels	4,000,000		18,603,000	0
Noncash Or Part Noncash Divestiture Amount Of Consideration Received1			10,000,000	0
OceanPal [Member] | Melia [Member]
Related Party Transaction [Line Items]
Purchase price of vessel	14,000,000
Cash proceeds from sale of vessels	$ 4,000,000
OceanPal [Member]
Related Party Transaction [Line Items]
Equity securities value			7,744,000		7,744,000
Dividend income			567,000	$ 400,000
Dividend receivable			$ 168,000		$ 168,000
Series B Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Number of votes of stockholders | Item			2,000
Maximum percentage of votes as a percentage of total votes			34.00%
Maximum total number of votes entitled to vote, including common stock or any other voting security			49.00%
Issuance of preferred stock, shares | shares			500,000
Preferred Stock Voting Rights			Series B preferred shares entitle the holder to 2,000 votes on all matters submitted to vote of the stockholders of the Company, provided however, that the total number of votes shall not exceed 34% of the total number of votes, provided further, that the total number of votes entitled to vote, including common stock or any other voting security, would not exceed 49% of the total number of votes.
Series C Convertible Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Conversion price | $ / shares			$ 6.5
Cumulative preferred dividend accruing rate			8.00%
Preferred stock liquidation preference per share | $ / shares			$ 10,000
Issuance of preferred stock, shares | shares			10,000
Preferred Stock Voting Rights			Series C preferred shares do not have voting rights unless related to amendments of the Articles of Incorporation that adversely alter the preference, powers or rights of the Series C Preferred Shares or to issue Parity Stock or create or issue Senior Stock.
Series D Convertible Preferred Stock [Member] | Melia [Member]
Related Party Transaction [Line Items]
Maximum total number of votes entitled to vote, including common stock or any other voting security	49.00%
Cumulative preferred dividend accruing rate	7.00%
Preferred stock liquidation preference per share | $ / shares	$ 1,000
Issuance of preferred stock, shares | shares	13,157
Noncash Or Part Noncash Divestiture Amount Of Consideration Received1	$ 10,000,000
Series D Convertible Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Preferred Stock Voting Rights			Series D preferred shares have no voting rights
Series D Convertible Preferred Stock [Member] | OceanPal [Member] | Melia [Member]
Related Party Transaction [Line Items]
Issuance of preferred stock, shares | shares	13,157
Noncash Or Part Noncash Divestiture Amount Of Consideration Received1	$ 10,000,000
Series D Convertible Preferred Stock [Member] | OceanPal [Member]
Related Party Transaction [Line Items]
Equity Securities Fv-Ni Realized Gain	761,000
Equity Securities, fair value	$ 10,761,000